Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories
7.	Inventories

	At December 31,
(in thousands of $)	2023	2022	2021
Raw materials and consumables	$240,836	$126,046	$70,134
Inventories in process	47,074	65,016	37,705
Finished goods	22,640	37,291	1,237
Total inventories	$310,550	$228,353	$109,076

The cost of inventories, which is recognized under “Cost of sales” in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss), amounted to $101.2 million for the year ended December 31, 2023 (compared to $29.4 million for the year ended December 31, 2022).

On December 31, 2023, pre-launch inventory awaiting facility approval amounted to $101.3 million.

As a result of the detection of a latent defect in the second quarter of 2023 in drug substance batches produced in 2022 at one of the facilities awaiting approval, the Company has decreased inventory with an amount of $47.3 million. The Company has obtained the commitment from the supplier to replace the drug substance from these batches in the coming years, which is reflected under “non-current prepaid expense” in the consolidated statement of financial position amounting to $47.3 million.